Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Number of Common Shares
Number of common shares:

	2016	2015
Common shares, beginning of year	255,869,419	238,149,468
Public offering (i) and subscription receipts (ii)	12,938,457	14,355,000
Dividend reinvestment plan (iii)	2,322,618	3,230,697
Exercise of share-based awards (c)	2,956,524	134,254
Common shares, end of year	274,087,018	255,869,419

Schedule of Shares Issued and Outstanding
The Company has the following Series A and Series D preferred shares issued and outstanding as at December 31, 2016 and 2015:

Preferred shares	Number of shares	Price per share	Carrying amount
Series A	4,800,000	$25	$116,546
Series D	4,000,000	$25	97,259
			$213,805

Share-Based Compensation Expense
For the year ended December 31, 2016, APUC recorded $5,675 (2015 - $5,330) in total share-based compensation expense detailed as follows:

	2016	2015
Share options	$3,006	$2,742
Directors deferred share units	683	404
Employee share purchase	238	158
Performance share units	1,748	2,026
Total share-based compensation	$5,675	$5,330

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2016	2015
Risk-free interest rate	0.9%	1.3%
Expected volatility	23%	38%
Expected dividend yield	4.5%	4.0%
Expected life	5.50 years	8 years
Weighted average grant date fair value per option	$1.26	$2.45

Stock Option Activity
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2015	5,537,127	$6.09	4.96	$19,648
Granted	1,627,525	9.75	8.00
Balance at December 31, 2015	7,164,652	$6.92	4.74	$28,561
Granted	2,596,025	10.85	8.00
Exercised	(3,715,663)	5.25	2.06	20,790
Balance at December 31, 2016	6,045,014	$9.64	6.27	$10,595
Exercisable at December 31, 2016	2,120,539	$8.36	5.16	$6,420

Performance Stock Units
A summary of the PSUs follows:

	Number of awards	Weighted average grant-date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2015	440,086	$6.57	1.81	$4,242
Granted, including dividends	212,250	9.72	2.62	—
Exercised	(41,131)	6.86	—	381
Forfeited	(47,089)	8.30	—	—
Balance at December 31, 2015	564,116	$7.59	1.63	$6,155
Granted, including dividends	219,315	11.62	2.00	—
Exercised	(181,875)	8.29	—	2,115
Forfeited	(22,568)	9.64	—	—
Balance at December 31, 2016	578,988	$9.82	1.74	$6,595
Exercisable at December 31, 2016	215,790	$8.22	—	$2,458